Revenue - Summary of Deferred Revenue to be Recognized (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Deferred revenue	$ 210,471	$ 160,182	$ 142,604
2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Deferred revenue	133,852
2024
Disclosure of transaction price allocated to remaining performance obligations [line items]
Deferred revenue	45,327
2025
Disclosure of transaction price allocated to remaining performance obligations [line items]
Deferred revenue	21,667
2026
Disclosure of transaction price allocated to remaining performance obligations [line items]
Deferred revenue	7,077
2027
Disclosure of transaction price allocated to remaining performance obligations [line items]
Deferred revenue	2,276
Thereafter
Disclosure of transaction price allocated to remaining performance obligations [line items]
Deferred revenue	$ 272